Debt - SRA	3 Months Ended	12 Months Ended
	Sep. 30, 2015	Jun. 30, 2015
SRA Companies, Inc.
Debt Instrument [Line Items]
Debt
Debt:
On July 20, 2011, in connection with the Transaction, SRA (i) entered into senior secured credit facilities, consisting of an $875.0 million Term Loan B Facility and a $100.0 million Revolver, or the Credit Agreement, and (ii) issued $400.0 million aggregate principal amount of 11% Senior Notes due 2019. The Term Loan B Facility was issued at a discount of $8.75 million.
At June 30, 2015 and September 30, 2015, debt consisted of the following (in thousands):

	June 30, 2015	September 30, 2015
Secured Term Loan B Facility	$664,167	$664,167
Less: Unamortized discount	(4,007)	(3,702)
Secured Term Loan B Facility, net	660,160	660,465
Senior Notes due 2019 at 11%	400,000	400,000
Total debt	1,060,160	1,060,465
Current portion of long-term debt	—	—
Long-term debt	$1,060,160	$1,060,465

As of September 30, 2015, the estimated fair value of SRA’s outstanding debt was approximately $1,088.2 million. The estimated fair value of this outstanding debt was determined based on quoted prices for similar instruments in active markets (Level 2 inputs).
The Credit Agreement and the indenture governing the Senior Notes issued in connection with the Transaction limit the SRA’s ability to incur certain additional indebtedness, pay dividends or make other distributions or repurchase capital stock, make certain investments, enter into certain types of transactions with affiliates, use assets as security in other transactions, and sell certain assets.
SRA is required to meet a net senior secured leverage ratio, or NSSLR, covenant quarterly if any revolving loan, swing-line loan or letter of credit is outstanding on the last day of the quarter. SRA had no outstanding debt, letters of credit or borrowings on its Revolver as of June 30, 2015 and September 30, 2015. If SRA had any borrowings on its Revolver, it would have been required to maintain a NSSLR of less than or equal to 4.5x as of September 30, 2015. The ratio is calculated as the consolidated net secured indebtedness as of the last day of the quarter (defined as the consolidated net debt secured by any lien minus any cash and permitted investments) to the preceding four quarters’ consolidated EBITDA (as defined in the Credit Agreement). SRA’s NSSLR was 2.9x as of June 30, 2015 and 3.1x as of September 30, 2015. As of September 30, 2015, SRA was in compliance with all of its covenants.
See Note 11 for discussion regarding the notice of conditional redemption of the Senior Notes.
Senior Secured Credit Facilities
Borrowings under the senior secured credit facilities bear interest at a rate equal to an applicable margin plus the London Interbank Offered Rate, or LIBOR, with a 1.25% floor, or, at SRA’s option, an applicable margin plus an alternative base rate determined by reference to the higher of the prime rate or the federal funds rate plus 0.5%, with a 2.25% floor. In addition to paying interest on outstanding principal under the senior secured credit facilities, SRA pays a per annum commitment fee on undrawn amounts under the revolving credit facility and customary administrative fees. The senior secured credit facilities are guaranteed by Sterling Parent and substantially all wholly-owned domestic subsidiaries of SRA. The Term Loan B Facility matures in July 2018 and the Revolver matures in July 2016.
In addition, the senior secured credit facilities require SRA to prepay outstanding term loans, subject to certain exceptions, in the case of excess cash flow, or ECF, and in the event of certain asset sales, condemnation events and issuances of debt. SRA is required to make annual payments equal to 50% of ECF based upon achievement of a net senior secured leverage ratio, or NSSLR, between 2.75x and 3.5x. The required annual payments adjust to 75% of ECF when NSSLR is greater than 3.5x, 25% of ECF when NSSLR is between 2x and 2.75x, and 0 if NSSLR is less than 2x. Any required ECF payments are due in October each year, subject to acceptance by the lenders. SRA repaid $140.0 million of its Term Loan B Facility in fiscal 2012, which satisfied all of SRA’s required quarterly principal payments and required ECF principal payments for fiscal 2012. SRA repaid $20.0 million of its Term Loan B Facility in fiscal 2013, which satisfied SRA’s required ECF principal payments for fiscal 2013. SRA's fiscal 2014 ECF requirement was $61.5 million, of which SRA repaid $40.0 million during fiscal 2014. The remainder was tendered as payment in October 2014, of which $10.6 million was declined by the lenders and returned to SRA, as permitted by the facility. No amount was due in October 2015 based on the terms of the agreement.
The $8.75 million Term Loan B Facility original issue discount is being amortized to interest expense using the effective interest method and added to the recorded debt amount over the seven years term of the loan. During each of the three months ended September 30, 2014 and 2015, $0.3 million of the original issue discount were amortized and reflected in interest expense in the condensed consolidated statements of operations.
Costs incurred in connection with the issuance of the debt are amortized using the effective interest method over the life of the related debt and accelerated to the extent that any repayment is made. During each of the three months ended September 30, 2014 and 2015, $1.7 million of costs were amortized and reflected in interest expense in the condensed consolidated statements of operations.
As of September 30, 2015, interest accrued at a rate of 6.5% for the senior secured credit facilities. Interest payments of $18.9 million and $10.9 million were made in the three months ended September 30, 2014 and 2015, respectively, including $0.2 million and $0.2 million of commitment fees for the same periods.
Senior Notes due 2019
The Senior Notes due 2019 are guaranteed by SRA’s wholly-owned domestic subsidiaries. Interest on the Senior Notes is payable semi-annually. The Senior Notes are redeemable, in whole or in part, at the redemption prices set forth in the indenture governing the Senior Notes, including a redemption price of 105.5% during the twelve-month period beginning on October 1, 2015, plus accrued and unpaid interest, if any, to the redemption date.
As of September 30, 2015, interest accrued at 11.0% for the Senior Notes. See Note 11 for discussion regarding the notice of conditional redemption of the Senior Notes.

Debt:
On July 20, 2011, in connection with the Transaction, SRA (i) entered into senior secured credit facilities, consisting of an $875.0 million Term Loan B Facility and a $100.0 million Revolver, or the Credit Agreement, and (ii) issued $400.0 million aggregate principal amount of 11% Senior Notes. The Term Loan B Facility was issued at a discount of $8.75 million.

At June 30, 2014 and 2015, debt consisted of the following (in thousands):

	June 30,
	2014	2015
Term Loan B Facility	$675,000	$664,167
Less: Unamortized discount	(5,073)	(4,007)

Term Loan B Facility, net	669,927	660,160
Senior Notes due 2019 at 11%	400,000	400,000

Total debt	1,069,927	1,060,160
Less: Current portion of long-term debt	(22,000)	—

Long-term debt	$1,047,927	$1,060,160

As of June 30, 2015 and 2014, the estimated fair value of SRAs outstanding debt was approximately $1,088.7 million and $1,098.5 million, respectively. The estimated fair value of this outstanding debt was determined based on quoted prices for similar instruments in active markets (Level 2 inputs).
The Credit Agreement and the indenture governing the Senior Notes limit SRA’s ability to incur certain additional indebtedness, pay dividends or make other distributions or repurchase capital stock, make certain investments, enter into certain types of transactions with affiliates, use assets as security in other transactions, and sell certain assets.
SRA is required to meet a net senior secured leverage ratio, or NSSLR, covenant quarterly if any revolving loan, swing-line loan or letter of credit is outstanding on the last day of the quarter. SRA had no outstanding debt, letters of credit or borrowings on its Revolver as of June 30, 2014 and 2015. If SRA had any borrowings on its Revolver, it would have been required to maintain a NSSLR of less than or equal to 4.5x as of June 30, 2015. The ratio is calculated as the consolidated net secured indebtedness as of the last day of the quarter (defined as the consolidated net debt secured by any lien minus any cash and permitted investments) to the preceding four quarters’ consolidated EBITDA (as defined in the Credit Agreement). SRA’s NSSLR was 3.2x as of June 30, 2014 and 2.9x as of June 30, 2015. As of June 30, 2015, SRA was in compliance with all of its covenants.
Senior Secured Credit Facilities
Borrowings under the senior secured credit facilities bear interest at a rate equal to an applicable margin plus the London Interbank Offered Rate, or LIBOR, with a 1.25% floor, or, at SRA’s option, an applicable margin plus an alternative base rate determined by reference to the higher of the prime rate or the federal funds rate plus 0.5%, with a 2.25% floor. In addition to paying interest on outstanding principal under the senior secured credit facilities, SRA pays a per annum commitment fee on undrawn amounts under the revolving credit facility and customary administrative fees. The senior secured credit facilities are guaranteed by Sterling Parent and substantially all wholly-owned domestic subsidiaries of SRA. The Term Loan B Facility matures in July 2018 and the Revolver matures in July 2016.
In addition, the senior secured credit facilities require SRA to prepay outstanding term loans, subject to certain exceptions, in the case of excess cash flow, or ECF, and in the event of certain asset sales, condemnation events and issuances of debt. SRA is required to make annual payments equal to 50% of ECF based upon achievement of a net senior secured leverage ratio, or NSSLR, between 2.75x and 3.5x. The required annual payments adjust to 75% of ECF when NSSLR is greater than 3.5x, 25% of ECF when NSSLR is between 2x and 2.75x, and zero if NSSLR is less than 2x. Any required ECF payments are due in October each year, subject to acceptance by the lenders. SRA repaid $140.0 million of its Term Loan B Facility in fiscal 2012, which satisfied all of SRA’s required quarterly principal payments and required ECF principal payments for fiscal 2012. SRA repaid $20.0 million of its Term Loan B Facility in fiscal 2013, which satisfied the SRA’s required ECF principal payments for fiscal 2013. SRA’s fiscal 2014 ECF requirement was $61.5 million, of which SRA repaid $40.0 million during fiscal 2014. The remainder was tendered as payment in October 2014, of which $10.6 million was declined by the lenders and returned to SRA, as permitted by the facility. No amount is due in mid-October, 2015 based on the terms of the agreement.
The $8.75 million Term Loan B Facility original issue discount is being amortized to interest expense using the effective interest method and added to the recorded debt amount over the seven-year term of the loan. During fiscal 2013, 2014 and 2015, $1.1 million, $1.3 million and $1.1 million, respectively, of the original issue discount were amortized and reflected in interest expense in the consolidated statements of operations.
Costs incurred in connection with the issuance of the debt are amortized using the effective interest method over the life of the related debt and accelerated to the extent that any repayment is made. During fiscal 2013, 2014 and 2015 $6.0 million, $6.6 million and $6.2 million, respectively, of costs were amortized and reflected in interest expense in the consolidated statements of operations.
As of June 30, 2015, interest accrued at an average rate of 6.5% for the senior secured credit facilities. Interest payments of $47.8 million, $36.7 million and $44.8 million were made for fiscal 2013, 2014 and 2015, respectively, including $0.5 million, $0.6 million, and $0.7 million of commitment fees for the same periods.
Senior Notes due 2019
The Senior Notes due 2019 are guaranteed by SRA’s wholly-owned domestic subsidiaries.
Interest on the Senior Notes is payable semi-annually. The Senior Notes are redeemable, in whole or in part, at the redemption prices set forth in the indenture governing the Senior Notes, including a redemption price of 105.5% during the twelve-month period beginning on October 1, 2015, plus accrued and unpaid interest, if any, to the redemption date.
As of June 30, 2014 and 2015, interest accrued at an average rate of 11.0% for the Senior Notes. SRA paid $44.0 million of interest related to the Senior Notes for each of fiscal 2013, 2014 and 2015.